Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Wells Fargo net income	$ 19,549	$ 22,393	$ 22,183
Debt securities (1):
Net unrealized gains (losses) arising during the period	5,439	(4,493)	2,719
Reclassification of net (gains) losses to net income	122	248	(737)
Derivatives and hedging activities:
Net unrealized losses arising during the period	(24)	(532)	(540)
Reclassification of net (gains) losses on cash flow hedges to net income	299	294	(543)
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	(40)	(434)	49
Amortization of net actuarial loss, settlements and other to net income	133	253	153
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	73	(156)	96
Other comprehensive income (loss), before tax	6,002	(4,820)	1,197
Income tax benefit (expense) related to other comprehensive income	(1,458)	1,144	(434)
Other comprehensive income (loss), net of tax	4,544	(3,676)	763
Less: Other comprehensive loss from noncontrolling interests	0	(2)	(62)
Wells Fargo other comprehensive income (loss), net of tax	4,544	(3,674)	825
Wells Fargo comprehensive income	24,093	18,719	23,008
Comprehensive income from noncontrolling interests	492	481	215
Total comprehensive income	$ 24,585	$ 19,200	$ 23,223